UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02333
New Perspective Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Brian Janssen
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class A | ANWPX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	0.73%
Management's discussion of fund performance
The fund’s Class A shares gained 31.30% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and in formati
on technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class A (with sales charge) *	23.75%	12.15%	10.75%
New Perspective Fund — Class A (without sales charge) *	31.30%	13.49%	11.41%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect app lica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you
would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class C | NPFCX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 170	1.48%
Management's discussion of fund performance
The fund’s Class C shares gained 30.32% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class C (with sales charge) *	29.32%	12.64%	10.72%
New Perspective Fund — Class C (without sales charge) *	30.32%	12.64%	10.72%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are rei
nvest
ed and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe
nses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class T | TNPFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 54	0.47%
Management's discussion of fund performance
The fund’s Class T shares gained 31.63% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total r
etur
ns
	1 year	5 years	Since inception 1
New Perspective Fund — Class T (with sales charge) 2	28.33%	13.19%	12.73%
New Perspective Fund — Class T (without sales charge) 2	31.63%	13.77%	13.11%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.95%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any
marke
t index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line ch
art
and table do not reflec
t the d
eduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-1 | NPFFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 90	0.78%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 31.24% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-1 *	31.24%	13.43%	11.35%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and ex pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe
nses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-2 | ANWFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 59	0.51%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.57% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-2 *	31.57%	13.74%	11.65%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect a pplic
able fees and expenses. When a
pplica
ble, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-3 | FNPFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 48	0.41%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.71% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average a
nnua
l total re
tur
ns
	1 year	5 years	Since inception 1
New Perspective Fund — Class F-3 2	31.71%	13.85%	13.43%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	11.10%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-A | CNPAX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.77%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.24% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-A (with sales charge) *	26.64%	12.64%	10.95%
New Perspective Fund — Class 529-A (without sales charge) *	31.24%	13.44%	11.35%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no e xpen
ses. In
ve
stors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-C | CNPCX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 175	1.52%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.27% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-C (with sales charge) *	29.27%	12.59%	10.92%
New Perspective Fund — Class 529-C (without sales charge) *	30.27%	12.59%	10.92%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex pense
s. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-E | CNPEX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 115	1.00%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 30.93% for the year ended September 30, 2024. That result co mpares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lif etime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has g
rown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-E *	30.93%	13.18%	11.09%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(p
er
cent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-T | TPNFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the per
iod fr
om October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 invest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 63	0.54%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 31.53% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class 529-T (with sales charge) 2	28.24%	13.13%	12.67%
New Perspective Fund — Class 529-T (without sales charge) 2	31.53%	13.71%	13.05%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.95%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, re sult
s reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(perc
en
t of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-1 | CNPFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.59%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 31.48% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total r
etur
ns
	1 year	5 years	10 years
New Perspective Fund — Class 529-F-1 *	31.48%	13.66%	11.58%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions ar
e rein
vested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-2 | FFPNX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 59	0.51%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 31.58% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples
and
consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-2 2	31.58%	12.01%
MSCI ACWI (All Country World Index) 3	31.76%	13.62%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by
sector

(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-3 | FNFPX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 53	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 31.63% for the year ended September 30, 2024. That result compares with a 31.76% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-3 2	31.63%	12.06%
MSCI ACWI (All Country World Index) 3	31.76%	13.62%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-1 | RNPAX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 172	1.49%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 30.30% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-1 *	30.30%	12.62%	10.55%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2 | RNPBX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 173	1.50%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 30.29% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2 *	30.29%	12.61%	10.55%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2E | RPEBX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 140	1.21%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.68% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2E *	30.68%	12.94%	10.93%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee
waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-3 | RNPCX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 122	1.06%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.85% for the year ended September 30, 2024. That result compares with
a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-3 *	30.85%	13.11%	11.04%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-4 | RNPEX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.76%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 31.26% for the year ended September 30, 2024. That result compares with a 31.76%
gain
for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-4 *	31.26%	13.46%	11.37%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5E | RNPHX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 65	0.56%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.52% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class R-5E 2	31.52%	13.68%	11.99%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.58%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5 | RNPFX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 53	0.46%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.65% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-5 *	31.65%	13.80%	11.71%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-007-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-6 | RNPGX
for the year ended September 30, 2024
This annual shareholder report contains important information about New Perspective Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.41%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.70% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-6 *	31.70%	13.85%	11.77%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-007-1124 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Pablo R. González Guajardo, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2024	240,000	21,000	24,000	None
September 30, 2023	2,000	19,000	19,000	None
Adviser and Affiliates2
September 30, 2024	Not Applicable	2,550,000	None	11,000
September 30, 2023	Not Applicable	1,912,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2024	2,607,000
September 30, 2023	1,951,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New Perspective Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended September 30, 2024
Lit. No. MFGEFP4-007-1124 © 2024 Capital Group. All rights reserved.

Investment portfolio September 30, 2024

Common stocks 95.97%		Shares	Value (000)
Information technology 20.57%
	Microsoft Corp.	11,349,248	$4,883,581
	Taiwan Semiconductor Manufacturing Co., Ltd.	145,459,941	4,440,846
	Broadcom, Inc.	23,083,199	3,981,852
	NVIDIA Corp.	23,511,748	2,855,267
	ASML Holding NV	1,348,044	1,123,797
	ASML Holding NV (ADR)	1,230,792	1,025,557
	Apple, Inc.	6,083,343	1,417,419
	Shopify, Inc., Class A, subordinate voting shares[1]	13,410,386	1,074,708
	SAP SE	4,642,213	1,054,531
	Synopsys, Inc.[1]	1,565,244	792,624
	Motorola Solutions, Inc.	1,664,217	748,282
	ServiceNow, Inc.[1]	823,815	736,812
	Salesforce, Inc.	2,384,900	652,771
	Arista Networks, Inc.[1]	1,493,424	573,206
	Keyence Corp.	1,065,640	510,070
	Capgemini SE	2,344,103	507,773
	Fujitsu, Ltd.	21,904,100	449,360
	Samsung Electronics Co., Ltd.	9,183,182	435,240
	Cloudflare, Inc., Class A1	4,773,529	386,131
	GoDaddy, Inc., Class A1	1,977,560	310,042
	TDK Corp.	20,595,500	262,855
	ON Semiconductor Corp.[1]	3,292,749	239,086
	Atlassian Corp., Class A1	1,409,873	223,902
	STMicroelectronics NV	6,017,981	179,300
	Keysight Technologies, Inc.[1]	1,098,447	174,576
	MediaTek, Inc.	4,646,400	173,513
	Tokyo Electron, Ltd.	876,759	155,688
	Dell Technologies, Inc., Class C	1,048,188	124,252
	Micron Technology, Inc.	1,191,500	123,570
	Applied Materials, Inc.	475,396	96,054
	EPAM Systems, Inc.[1]	465,100	92,569
	Accenture PLC, Class A	222,747	78,737
	Workday, Inc., Class A1	292,523	71,496
	NICE, Ltd. (ADR)[1,2]	275,152	47,786
	Wolfspeed, Inc.[1,2]	2,255,516	21,878
	Sage Group PLC (The)	874,653	12,002
			30,037,133

Health care 15.42%
	Novo Nordisk AS, Class B	31,386,882	3,737,339
	Novo Nordisk AS, Class B (ADR)	802,234	95,522
	AstraZeneca PLC	15,285,063	2,380,875
	AstraZeneca PLC (ADR)	1,150,977	89,673
	Eli Lilly and Co.	2,491,538	2,207,353
	Vertex Pharmaceuticals, Inc.[1]	3,685,081	1,713,858
	EssilorLuxottica SA	5,992,314	1,419,940
	Regeneron Pharmaceuticals, Inc.[1]	1,297,906	1,364,411
	Thermo Fisher Scientific, Inc.	1,905,548	1,178,715
	Intuitive Surgical, Inc.[1]	2,312,764	1,136,192
	Alnylam Pharmaceuticals, Inc.[1]	3,709,512	1,020,227
	Danaher Corp.	3,642,804	1,012,772
	BeiGene, Ltd. (ADR)[1]	2,801,718	629,014
	BeiGene, Ltd.[1]	2,875,700	50,968
	Abbott Laboratories	4,937,837	562,963
	Zoetis, Inc., Class A	2,577,880	503,666
	Mettler-Toledo International, Inc.[1]	283,932	425,813
	Sonova Holding AG	913,000	327,944
	Siemens Healthineers AG	5,365,102	321,705
	Sanofi	2,659,841	306,452
	Boston Scientific Corp.[1]	3,597,784	301,494
	AbbVie, Inc.	1,378,709	272,267
	Pfizer, Inc.	8,797,005	254,585
	CRISPR Therapeutics AG1,2,3	4,690,599	220,364
	Gilead Sciences, Inc.	2,194,884	184,019
	Grifols, SA, Class B (ADR)[1]	14,058,533	124,840

1	New Perspective Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Lonza Group AG	195,429	$123,632
	Edwards Lifesciences Corp.[1]	1,761,733	116,257
	Bayer AG	3,139,213	106,021
	Bristol-Myers Squibb Co.	1,899,067	98,258
	HOYA Corp.	578,000	80,036
	Asahi Intecc Co., Ltd.	4,402,300	77,432
	Sarepta Therapeutics, Inc.[1]	496,707	62,034
	Genmab AS1	41,372	10,070
	Amplifon SpA	82,644	2,376
			22,519,087

Industrials 14.90%
	Carrier Global Corp.	19,638,603	1,580,711
	Safran SA	6,386,849	1,506,982
	Schneider Electric SE	4,902,656	1,297,058
	Caterpillar, Inc.	3,207,364	1,254,464
	DSV A/S	5,667,282	1,176,062
	Airbus SE, non-registered shares	7,129,470	1,043,946
	Rolls-Royce Holdings PLC[1]	111,998,156	790,965
	TransDigm Group, Inc.	530,529	757,134
	ABB, Ltd.	12,640,302	732,714
	BAE Systems PLC	37,528,119	621,226
	Canadian Pacific Kansas City, Ltd.	7,211,104	616,838
	ASSA ABLOY AB, Class B	17,464,405	588,012
	General Electric Co.	2,989,955	563,846
	Mitsui & Co., Ltd.	24,250,000	540,024
	Copart, Inc.[1]	9,453,378	495,357
	Ryanair Holdings PLC (ADR)	10,871,007	491,152
	Equifax, Inc.	1,644,897	483,369
	Ingersoll-Rand, Inc.	4,507,568	442,463
	Northrop Grumman Corp.	819,960	432,996
	HEICO Corp.	1,633,242	427,060
	Daikin Industries, Ltd.	2,897,550	406,871
	Siemens AG	1,984,669	400,805
	Howmet Aerospace, Inc.	3,440,048	344,865
	RELX PLC	6,834,808	322,915
	Uber Technologies, Inc.[1]	3,928,655	295,278
	FedEx Corp.	1,046,443	286,391
	Delta Air Lines, Inc.	5,129,437	260,524
	Recruit Holdings Co., Ltd.	3,341,983	203,557
	Canadian National Railway Co. (CAD denominated)	1,634,705	191,422
	UL Solutions, Inc., Class A	3,662,019	180,538
	ITOCHU Corp.[2]	3,260,600	175,164
	Boeing Co.[1]	1,141,068	173,488
	Diploma PLC	2,911,570	173,066
	Eaton Corp. PLC	519,936	172,328
	Deere & Co.	400,000	166,932
	SMC Corp.	364,400	162,150
	Thales SA	997,675	158,474
	AMETEK, Inc.	920,378	158,038
	Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	155,797
	Rentokil Initial PLC	31,016,903	152,197
	ITT, Inc.	1,005,489	150,331
	Bunzl PLC	3,145,848	148,831
	Techtronic Industries Co., Ltd.	9,268,516	140,498
	L3Harris Technologies, Inc.	579,940	137,950
	Marubeni Corp.[2]	7,958,100	130,555
	Hitachi, Ltd.	4,924,400	130,096
	Regal Rexnord Corp.	756,692	125,520
	GE Vernova, Inc.[1]	492,147	125,488
	Dayforce, Inc.[1,2]	1,907,196	116,816
	Chart Industries, Inc.[1]	745,263	92,517
	VAT Group AG	64,403	32,835
	Spirax Group PLC	284,829	28,702
	Veralto Corp.	149,706	16,746
	Aalberts NV, non-registered shares	81,403	3,310
			21,763,374

New Perspective Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 12.44%
	Tesla, Inc.[1]	11,394,405	$2,981,118
	Amazon.com, Inc.[1]	7,362,629	1,371,879
	Booking Holdings, Inc.	291,347	1,227,189
	Trip.com Group, Ltd. (ADR)[1]	17,399,364	1,034,044
	MercadoLibre, Inc.[1]	492,208	1,009,991
	Royal Caribbean Cruises, Ltd.	5,141,437	911,885
	Prosus NV, Class N	19,306,303	834,981
	Home Depot, Inc.	1,834,556	743,362
	Hermès International	296,254	728,938
	Hilton Worldwide Holdings, Inc.	2,960,644	682,428
	NIKE, Inc., Class B	6,027,447	532,826
	Starbucks Corp.	5,428,889	529,262
	Flutter Entertainment PLC[1]	2,019,562	479,202
	LVMH Moët Hennessy-Louis Vuitton SE	612,919	470,731
	YUM! Brands, Inc.	2,871,523	401,181
	Restaurant Brands International, Inc.[2]	5,507,465	397,198
	Amadeus IT Group SA, Class A, non-registered shares	5,356,290	386,607
	Airbnb, Inc., Class A1	3,019,221	382,867
	Evolution AB	3,783,539	371,867
	Renault SA	8,528,361	370,715
	McDonald’s Corp.	1,095,593	333,619
	Industria de Diseño Textil, SA	5,404,448	319,872
	Naspers, Ltd., Class N	932,292	226,415
	Compagnie Financière Richemont SA, Class A	1,239,301	196,482
	Suzuki Motor Corp.	14,294,200	159,559
	Marriott International, Inc., Class A	619,152	153,921
	Entain PLC	15,054,458	153,729
	adidas AG	498,057	131,837
	Ferrari NV (EUR denominated)	275,422	129,012
	Valeo SA, non-registered shares	10,605,788	128,116
	lululemon athletica, Inc.[1]	408,640	110,885
	Hyundai Motor Co.	585,575	108,458
	Wynn Macau, Ltd.[2]	105,892,800	90,120
	Birkenstock Holding PLC[1]	1,220,256	60,146
	Fast Retailing Co., Ltd.	47,537	15,749
			18,166,191

Financials 10.52%
	JPMorgan Chase & Co.	6,931,102	1,461,492
	London Stock Exchange Group PLC	6,907,196	944,428
	Mastercard, Inc., Class A	1,896,818	936,649
	Chubb, Ltd.	3,173,599	915,234
	Visa, Inc., Class A	3,251,545	894,012
	AIA Group, Ltd.	85,190,808	753,325
	S&P Global, Inc.	1,375,093	710,401
	UniCredit SpA	15,304,419	672,548
	Blackstone, Inc.	3,908,209	598,464
	Arthur J. Gallagher & Co.	2,099,706	590,794
	Bank of America Corp.	14,075,623	558,521
	Deutsche Bank AG	32,268,516	556,236
	ICICI Bank, Ltd. (ADR)	9,293,205	277,402
	ICICI Bank, Ltd.	12,897,573	196,310
	Aon PLC, Class A	1,265,051	437,695
	DBS Group Holdings, Ltd.	14,123,470	419,461
	CME Group, Inc., Class A	1,626,403	358,866
	Arch Capital Group, Ltd.[1]	2,958,612	331,009
	AXA SA	8,347,039	321,248
	Hong Kong Exchanges and Clearing, Ltd.	7,432,600	303,369
	BlackRock, Inc.	288,215	273,663
	Brookfield Asset Management, Ltd., Class A	5,776,767	273,183
	Edenred SA	6,993,207	265,285
	Prudential PLC	25,421,179	237,143
	Hiscox, Ltd.	14,535,270	222,691
	Société Générale	8,825,629	220,018
	Brookfield Corp., Class A	3,776,541	200,723
	DNB Bank ASA	9,633,923	197,622
	Goldman Sachs Group, Inc.	379,521	187,905
	TMX Group, Ltd.	5,986,985	187,651

3	New Perspective Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Citigroup, Inc.	2,772,215	$173,541
	Zurich Insurance Group AG	255,197	153,942
	3i Group PLC	3,149,545	139,436
	Marsh & McLennan Companies, Inc.	559,872	124,902
	Morgan Stanley	1,022,422	106,577
	Skandinaviska Enskilda Banken AB, Class A	4,078,260	62,395
	Intact Financial Corp.	184,681	35,463
	Partners Group Holding AG	22,986	34,571
	Wise PLC, Class A1	1,755,166	15,831
	Banco Bilbao Vizcaya Argentaria, SA	1,139,173	12,331
			15,362,337

Communication services 9.64%
	Meta Platforms, Inc., Class A	9,406,008	5,384,375
	Alphabet, Inc., Class C	8,429,436	1,409,318
	Alphabet, Inc., Class A	7,396,130	1,226,648
	Netflix, Inc.[1]	2,582,732	1,831,854
	Tencent Holdings, Ltd.	22,999,200	1,287,792
	Publicis Groupe SA	4,880,790	534,114
	Nintendo Co., Ltd.	8,961,500	477,794
	Electronic Arts, Inc.	3,149,515	451,766
	Bharti Airtel, Ltd.	20,786,189	424,968
	América Móvil, SAB de CV, Class B (ADR)	23,286,868	380,973
	Singapore Telecommunications, Ltd.	97,341,600	245,011
	MTN Group, Ltd.	44,831,066	238,309
	Warner Music Group Corp., Class A	4,237,961	132,648
	Take-Two Interactive Software, Inc.[1]	359,462	55,253
			14,080,823

Consumer staples 5.10%
	Costco Wholesale Corp.	1,422,740	1,261,287
	Philip Morris International, Inc.	10,037,167	1,218,512
	Nestlé SA	11,723,550	1,181,535
	Carlsberg A/S, Class B	3,774,145	449,661
	Danone SA	6,018,274	438,231
	Bunge Global SA	4,352,478	420,624
	British American Tobacco PLC	10,710,411	390,575
	L’Oréal SA, bonus shares	686,197	307,625
	L’Oréal SA, non-registered shares	103,238	46,282
	Monster Beverage Corp.[1]	6,710,505	350,087
	Uni-Charm Corp.	7,314,700	263,825
	Carrefour SA, non-registered shares	14,762,487	251,784
	Anheuser-Busch InBev SA/NV	3,403,300	225,491
	Mondelez International, Inc., Class A	2,583,351	190,315
	Seven & i Holdings Co., Ltd.	9,745,300	145,938
	Pernod Ricard SA	728,018	110,040
	Haleon PLC	13,879,978	72,588
	KOSÉ Corp.	900,300	58,333
	Reckitt Benckiser Group PLC	622,495	38,120
	Varun Beverages, Ltd.	3,938,355	28,542
			7,449,395

Materials 3.87%
	Sika AG	3,379,645	1,121,261
	Sherwin-Williams Co.	1,902,562	726,151
	Linde PLC	1,477,104	704,372
	Shin-Etsu Chemical Co., Ltd.	15,782,400	660,131
	Freeport-McMoRan, Inc.	9,785,525	488,493
	Air Liquide SA	1,781,622	344,094
	Air Liquide SA, bonus shares	595,600	115,032
	First Quantum Minerals, Ltd.[1]	20,687,741	282,067
	Rio Tinto PLC	3,418,634	242,282
	Glencore PLC	42,027,315	240,670
	Gerdau SA (ADR)	49,376,633	172,818
	DSM-Firmenich AG	1,245,329	171,490

New Perspective Fund	4

Common stocks (continued)			Shares	Value (000)
Materials (continued)
	Vale SA (ADR), ordinary nominative shares		12,410,242	$144,952
	Grupo México, SAB de CV, Series B		23,557,493	131,331
	Corteva, Inc.		1,769,166	104,009
				5,649,153

Energy 2.50%
	TotalEnergies SE		18,639,090	1,208,098
	BP PLC		109,247,794	576,258
	Cenovus Energy, Inc. (CAD denominated)		24,938,506	417,101
	Cenovus Energy, Inc.		4,787,318	80,092
	TC Energy Corp. (CAD denominated)[2]		6,578,055	312,694
	Schlumberger NV		7,403,129	310,561
	Canadian Natural Resources, Ltd. (CAD denominated)		8,813,142	292,653
	ConocoPhillips		2,180,432	229,556
	Tourmaline Oil Corp.		2,927,579	135,962
	INPEX Corp.		4,732,500	64,197
	Reliance Industries, Ltd.		541,584	19,116
	Rosneft Oil Co. PJSC[4]		40,028,340	— [5]
				3,646,288

Utilities 0.58%
	Engie SA		22,173,384	383,041
	AES Corp.		12,664,299	254,046
	Sempra		2,130,193	178,148
	Iberdrola, SA, non-registered shares		2,216,277	34,289
				849,524

Real estate 0.43%
	Goodman Logistics (HK), Ltd. REIT		16,158,601	414,907
	Equinix, Inc. REIT		234,341	208,008
				622,915
	Total common stocks (cost: $69,905,019,000)			140,146,220
Short-term securities 4.38%		Weighted average yield at acquisition	Principal amount (000)
Commercial paper 2.66%
	Asset Securitization Cooperative Corp. 10/4/2024[6]	4.978%	USD200,000	199,893
	Bank of Montreal 10/4/2024[6]	5.140	250,000	249,866
	Bank of Montreal 10/11/2024[6]	5.151	300,000	299,559
	Caisse des Dépôts et Consignations 10/7/2024	5.037	300,000	299,719
	Caisse des Dépôts et Consignations 10/11/2024	5.035	200,000	199,706
	Caisse des Dépôts et Consignations 10/21/2024	5.037	200,000	199,439
	DBS Bank, Ltd. 10/1/2024[6]	5.130	100,000	99,987
	Desjardins Group 10/3/2024[6]	5.036	100,000	99,960
	Desjardins Group 10/4/2024[6]	4.944	150,000	149,920
	Desjardins Group 10/7/2024[6]	5.175	85,000	84,920
	DNB Bank ASA 10/7/2024[6]	5.128	500,000	499,534
	DNB Bank ASA 10/21/2024[6]	5.116	200,000	199,441
	DNB Bank ASA 10/22/2024[6]	4.926	100,000	99,707
	EssilorLuxottica 10/11/2024[6]	5.131	150,000	149,780
	L’Oréal USA, Inc. 10/8/2024[6]	5.126	300,000	299,679
	National Bank of Canada 10/3/2024[6]	5.158	300,000	299,879
	National Bank of Canada 10/10/2024[6]	5.140	300,000	299,598
	National Bank of Canada 10/18/2024[6]	5.133	150,000	149,638
				3,880,225

Bonds & notes of governments & government agencies outside the U.S. 1.22%
	BNG Bank NV 10/8/2024[6]	4.856	300,000	299,682
	FMS Wertmanagement 10/1/2024[6]	4.979	120,000	119,984
	Hydro-Québec 10/1/2024[6]	4.872	200,000	199,974
	Hydro-Québec 10/10/2024[6]	5.003	115,000	114,847

5	New Perspective Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Quebec (Province of) 10/1/2024[6]	5.102%	USD200,000	$199,974
Quebec (Province of) 10/3/2024[6]	5.084	200,000	199,920
Quebec (Province of) 10/11/2024[6]	5.045	100,000	99,853
Quebec (Province of) 10/15/2024[6]	4.868	150,000	149,700
Swedish Export Credit Corp. 10/21/2024	5.108	200,000	199,443
Swedish Export Credit Corp. 10/22/2024	5.077	200,000	199,417
			1,782,794
		Shares
Money market investments purchased with collateral from securities on loan 0.32%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.84%[7,8]		66,367,656	66,368
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.83%[7,8]		64,600,000	64,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[7,8]		64,600,000	64,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[7,8]		64,600,000	64,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[7,8]		60,000,000	60,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.83%[7,8]		60,000,000	60,000
Fidelity Investments Money Market Government Portfolio, Class I 4.83%[7,8]		41,500,000	41,500
Capital Group Central Cash Fund 5.09%[3,7,8]		265,817	26,587
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[7,8]		13,800,000	13,800
			462,055

Money market investments 0.18%
Capital Group Central Cash Fund 5.09%[3,7]		2,707,894	270,844
Total short-term securities (cost: $6,396,160,000)			6,395,918
Total investment securities 100.35% (cost: $76,301,179,000)			146,542,138
Other assets less liabilities (0.35)%			(510,225)
Net assets 100.00%			$146,031,913
Investments in affiliates3

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.15%
Information technology 0.00%
GoDaddy, Inc., Class A [1,9]	$568,824	$—	$571,834	$268,648	$44,404	$—	$—
Health care 0.15%
CRISPR Therapeutics AG [1,2]	161,159	84,457	588	90	(24,754)	220,364	—
Consumer discretionary 0.00%
Entain PLC [9]	392,544	107,050	261,392	(208,556)	124,083	—	4,913
Total common stocks						220,364
Short-term securities 0.20%
Money market investments 0.18%
Capital Group Central Cash Fund 5.09% [7]	1,426,235	17,228,379	18,384,903	1,122	11	270,844	317,149

New Perspective Fund	6

Investments in affiliates3 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.09% [7,8]	$60,221		$33,634 [10]			$26,587	$— [11]
Total short-term securities						297,431
Total 0.35%				$61,304	$143,744	$517,795	$322,062

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $592,254,000, which represented .41% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,565,295,000, which represented 3.13% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2024. Refer to the investment portfolio for the security value at 9/30/2024.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

7	New Perspective Fund

Financial statements
Statement of assets and liabilities at September 30, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $592,254 of investment securities on loan):
Unaffiliated issuers (cost: $75,676,733)	$146,024,343
Affiliated issuers (cost: $624,446)	517,795	$146,542,138
Cash		469
Cash denominated in currencies other than U.S. dollars (cost: $4,514)		4,512
Receivables for:
Sales of investments	80,819
Sales of fund’s shares	96,587
Dividends	192,322
Securities lending income	330
Other	3,000	373,058
		146,920,177
Liabilities:
Collateral for securities on loan		462,055
Payables for:
Purchases of investments	155,148
Repurchases of fund’s shares	127,773
Investment advisory services	42,613
Services provided by related parties	20,244
Trustees’ deferred compensation	7,646
U.S. and non-U.S. taxes	71,326
Other	1,459	426,209
Net assets at September 30, 2024		$146,031,913
Net assets consist of:
Capital paid in on shares of beneficial interest		$69,605,365
Total distributable earnings (accumulated loss)		76,426,548
Net assets at September 30, 2024		$146,031,913
Refer to the notes to financial statements.

New Perspective Fund	8

Financial statements (continued)
Statement of assets and liabilities at September 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,219,043 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$62,891,462	954,222	$65.91
Class C	1,114,162	18,144	61.41
Class T	17	— *	65.94
Class F-1	1,584,483	24,237	65.38
Class F-2	19,257,108	293,115	65.70
Class F-3	13,350,249	202,108	66.06
Class 529-A	3,310,601	51,084	64.81
Class 529-C	65,830	1,076	61.19
Class 529-E	97,102	1,522	63.80
Class 529-T	25	— *	65.89
Class 529-F-1	15	— *	64.56
Class 529-F-2	354,784	5,384	65.89
Class 529-F-3	16	— *	65.84
Class R-1	87,862	1,452	60.53
Class R-2	555,067	9,039	61.41
Class R-2E	82,853	1,296	63.95
Class R-3	1,441,237	22,626	63.70
Class R-4	2,023,145	31,278	64.68
Class R-5E	334,983	5,128	65.32
Class R-5	1,386,138	21,014	65.96
Class R-6	38,094,774	576,318	66.10
*
Amount less than one thousand.
Refer to the notes to financial statements.

9	New Perspective Fund

Financial statements (continued)
Statement of operations for the year ended September 30, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $99,805; also includes $322,062 from affiliates)	$2,108,655
Interest from unaffiliated issuers	55,623
Securities lending income (net of fees)	3,618	$2,167,896
Fees and expenses*:
Investment advisory services	481,560
Distribution services	177,808
Transfer agent services	76,080
Administrative services	39,432
529 plan services	1,993
Reports to shareholders	2,550
Registration statement and prospectus	1,282
Trustees’ compensation	1,967
Auditing and legal	446
Custodian	7,171
Other	1,789	792,078
Net investment income		1,375,818
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $26,124):
Unaffiliated issuers	5,708,883
Affiliated issuers	61,304
In-kind redemptions	181,769
Currency transactions	(2,599)	5,949,357
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $60,730):
Unaffiliated issuers	28,074,639
Affiliated issuers	143,744
Currency translations	3,857	28,222,240
Net realized gain (loss) and unrealized appreciation (depreciation)		34,171,597
Net increase (decrease) in net assets resulting from operations		$35,547,415
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended September 30,
	2024	2023

Operations:
Net investment income	$1,375,818	$1,268,060
Net realized gain (loss)	5,949,357	5,316,483
Net unrealized appreciation (depreciation)	28,222,240	14,242,548
Net increase (decrease) in net assets resulting from operations	35,547,415	20,827,091
Distributions paid to shareholders	(6,636,748)	(4,357,036)
Net capital share transactions	2,042,752	(119,274)
Total increase (decrease) in net assets	30,953,419	16,350,781
Net assets:
Beginning of year	115,078,494	98,727,713
End of year	$146,031,913	$115,078,494
Refer to the notes to financial statements.

New Perspective Fund	10

Notes to financial statements
1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

11	New Perspective Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the

New Perspective Fund	12

security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,732,158	$9,304,975	$—	$30,037,133
Health care	13,574,297	8,944,790	—	22,519,087
Industrials	10,540,562	11,222,812	—	21,763,374
Consumer discretionary	13,343,003	4,823,188	—	18,166,191
Financials	9,634,147	5,728,190	—	15,362,337
Communication services	10,872,835	3,207,988	—	14,080,823
Consumer staples	3,440,825	4,008,570	—	7,449,395
Materials	2,754,193	2,894,960	—	5,649,153
Energy	1,778,619	1,867,669	— *	3,646,288
Utilities	432,194	417,330	—	849,524
Real estate	208,008	414,907	—	622,915
Short-term securities	732,899	5,663,019	—	6,395,918
Total	$88,043,740	$58,498,398	$— *	$146,542,138
*
Amount less than one thousand.

13	New Perspective Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

New Perspective Fund	14

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of September 30, 2024, the total value of securities on loan was $592,254,000, and the total value of collateral received was $622,078,000. Collateral received includes cash of $462,055,000 and U.S. government securities of $160,023,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended September 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2024, the fund recognized $6,231,000 in EU reclaims (net of $141,000 in fees and the effect of realized gain or loss from currency translations) and $228,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

15	New Perspective Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended September 30, 2024, the fund reclassified $605,401,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of September 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$849,723
Undistributed long-term capital gains	6,188,555
Post-October capital loss deferral*	(406,107)
Gross unrealized appreciation on investments	71,521,645
Gross unrealized depreciation on investments	(1,661,892)
Net unrealized appreciation (depreciation) on investments	69,859,753
Cost of investments	76,682,385
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended September 30, 2024			Year ended September 30, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$499,718	$2,363,335	$2,863,053	$383,939	$1,525,250	$1,909,189
Class C	2,372	50,051	52,423	—	36,500	36,500
Class T	— †	1	1	— †	— †	— †
Class F-1	12,307	61,669	73,976	9,649	41,956	51,605
Class F-2	180,218	689,592	869,810	142,815	441,703	584,518
Class F-3	131,435	463,397	594,832	104,143	286,540	390,683
Class 529-A	25,973	127,422	153,395	20,038	82,753	102,791
Class 529-C	61	3,064	3,125	—	2,423	2,423
Class 529-E	595	3,884	4,479	419	2,594	3,013
Class 529-T	— †	1	1	— †	1	1
Class 529-F-1	— †	1	1	— †	— †	— †
Class 529-F-2	3,284	12,384	15,668	2,388	7,200	9,588
Class 529-F-3	— †	1	1	— †	— †	— †
Class R-1	401	3,640	4,041	33	1,844	1,877
Class R-2	1,281	23,036	24,317	—	15,442	15,442
Class R-2E	354	3,106	3,460	180	1,940	2,120
Class R-3	8,324	58,244	66,568	5,162	39,350	44,512
Class R-4	16,647	80,261	96,908	12,684	54,137	66,821
Class R-5E	2,992	11,854	14,846	2,140	7,081	9,221
Class R-5	15,329	56,327	71,656	15,766	45,874	61,640
Class R-6	381,106	1,343,081	1,724,187	283,991	781,101	1,065,092
Total	$1,282,397	$5,354,351	$6,636,748	$983,347	$3,373,689	$4,357,036
*
This deferral is considered incurred in the subsequent year.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

New Perspective Fund	16

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the year ended September 30, 2024, the investment advisory services fees were $481,560,000, which were equivalent to an annualized rate of 0.366% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2024, the 529 plan services fees were $1,993,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

17	New Perspective Fund

For the year ended September 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$138,641	$45,335	$17,277	Not applicable
Class C	10,822	865	328	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	3,602	1,855	441	Not applicable
Class F-2	Not applicable	17,916	5,128	Not applicable
Class F-3	Not applicable	157	3,488	Not applicable
Class 529-A	6,999	2,255	916	$1,727
Class 529-C	654	50	20	38
Class 529-E	447	38	27	51
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	154	94	177
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	800	71	24	Not applicable
Class R-2	3,891	1,763	156	Not applicable
Class R-2E	445	148	22	Not applicable
Class R-3	6,788	2,016	407	Not applicable
Class R-4	4,719	1,879	566	Not applicable
Class R-5E	Not applicable	441	89	Not applicable
Class R-5	Not applicable	684	401	Not applicable
Class R-6	Not applicable	453	10,048	Not applicable

Total class-specific expenses	$177,808	$76,080	$39,432	$1,993
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,967,000 in the fund’s statement of operations reflects $555,000 in current fees (either paid in cash or deferred) and a net increase of $1,412,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended
September 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,768,181,000 and $1,148,209,000, respectively, which generated $184,465,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2024.

New Perspective Fund	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$2,414,830	41,144	$2,796,448	50,835	$(6,197,608)	(105,325)	$(986,330)	(13,346)
Class C	110,946	2,028	52,118	1,011	(330,528)	(6,020)	(167,464)	(2,981)
Class T	—	—	—	—	—	—	—	—
Class F-1	119,507	2,046	73,343	1,344	(264,418)	(4,537)	(71,568)	(1,147)
Class F-2	3,515,570	59,679	828,050	15,127	(3,630,761)	(61,899)	712,859	12,907
Class F-3	2,415,856	40,662	590,459	10,738	(2,131,869)	(36,259)	874,446	15,141
Class 529-A	239,004	4,136	153,305	2,833	(459,317)	(7,899)	(67,008)	(930)
Class 529-C	12,699	231	3,123	61	(30,255)	(552)	(14,433)	(260)
Class 529-E	8,086	142	4,472	84	(16,598)	(289)	(4,040)	(63)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	63,466	1,079	15,649	285	(54,054)	(905)	25,061	459
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	27,770	561	4,002	79	(16,336)	(299)	15,436	341
Class R-2	69,780	1,269	24,311	472	(125,730)	(2,293)	(31,639)	(552)
Class R-2E	13,382	236	3,461	65	(14,326)	(252)	2,517	49
Class R-3	171,991	3,023	66,510	1,248	(328,721)	(5,765)	(90,220)	(1,494)
Class R-4	214,864	3,720	96,998	1,795	(411,018)	(7,103)	(99,156)	(1,588)
Class R-5E	63,849	1,099	14,844	273	(56,611)	(969)	22,082	403
Class R-5	118,747	2,031	71,560	1,302	(324,089)	(5,462)	(133,782)	(2,129)
Class R-6	4,292,840	71,954	1,718,411	31,227	(3,955,263)	(66,572)	2,055,988	36,609
Total net increase (decrease)	$13,873,187	235,040	$6,517,067	118,779	$(18,347,502)	(312,400)	$2,042,752	41,419
Refer to the end of the table for footnotes.

19	New Perspective Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2023
Class A	$2,254,217	43,576	$1,863,282	38,730	$(5,182,967)	(101,172)	$(1,065,468)	(18,866)
Class C	107,439	2,218	36,249	801	(290,680)	(6,021)	(146,992)	(3,002)
Class T	—	—	—	—	—	—	—	—
Class F-1	115,058	2,225	51,111	1,070	(278,474)	(5,408)	(112,305)	(2,113)
Class F-2	2,622,514	50,837	555,496	11,599	(3,790,176)	(74,483)	(612,166)	(12,047)
Class F-3	1,796,939	35,230	387,145	8,050	(2,018,401)	(39,664)	165,683	3,616
Class 529-A	203,036	3,975	102,769	2,171	(367,865)	(7,170)	(62,060)	(1,024)
Class 529-C	12,631	262	2,423	54	(30,005)	(622)	(14,951)	(306)
Class 529-E	6,400	126	3,013	64	(14,187)	(281)	(4,774)	(91)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	47,361	916	9,587	200	(36,754)	(706)	20,194	410
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	6,388	133	1,856	41	(12,049)	(250)	(3,805)	(76)
Class R-2	69,849	1,441	15,434	341	(106,623)	(2,213)	(21,340)	(431)
Class R-2E	14,331	285	2,120	45	(16,705)	(330)	(254)	— †
Class R-3	185,488	3,707	44,460	952	(334,474)	(6,732)	(104,526)	(2,073)
Class R-4	182,351	3,571	66,492	1,406	(384,379)	(7,656)	(135,536)	(2,679)
Class R-5E	59,488	1,156	9,222	193	(60,874)	(1,175)	7,836	174
Class R-5	119,164	2,293	61,558	1,281	(527,706)	(10,779)	(346,984)	(7,205)
Class R-6	3,778,982	73,343	1,060,341	22,035	(2,521,150)	(49,173)	2,318,173	46,205
Total net increase (decrease)	$11,581,636	225,294	$4,272,559	89,033	$(15,973,469)	(313,835)	$(119,274)	492
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $29,554,746,000 and $30,404,619,000, respectively, during the year ended September 30, 2024.

New Perspective Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2024	$52.93	$.54	$15.43	$15.97	$(.52 )	$(2.47)	$(2.99)	$65.91	31.30%	$62,891	.73%	.73%	.92%
9/30/2023	45.43	.52	8.95	9.47	(.40 )	(1.57)	(1.97)	52.93	21.28	51,216.75		.75	1.00
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22 )	(4.43)	(4.65)	45.43	(27.04)	44,810.72		.72	.65
9/30/2021	53.81	.32	15.15	15.47	(.08 )	(2.42)	(2.50)	66.78	29.31	64,660.72		.72	.50
9/30/2020	44.52	.27	10.76	11.03	(.48 )	(1.26)	(1.74)	53.81	25.33	50,986.75		.75	.57
Class C:
9/30/2024	49.49	.09	14.42	14.51	(.12 )	(2.47)	(2.59)	61.41	30.32	1,114	1.48	1.48	.17
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38	1,045	1.50	1.50	.23
9/30/2022	63.06	(.07 )	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)	1,026	1.47	1.47	(.12 )
9/30/2021	51.23	(.15 )	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651	1.47	1.47	(.25 )
9/30/2020	42.46	(.08 )	10.25	10.17	(.14 )	(1.26)	(1.40)	51.23	24.39	1,395	1.49	1.49	(.18 )
Class T:
9/30/2024	52.97	.69	15.43	16.12	(.68 )	(2.47)	(3.15)	65.94	31.63 [5]	— [6]	.47 [5]	.47 [5]	1.18 [5]
9/30/2023	45.46	.66	8.95	9.61	(.53 )	(1.57)	(2.10)	52.97	21.62 [5]	— [6]	.47 [5]	.47 [5]	1.28 [5]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37 )	(4.43)	(4.80)	45.46	(26.87)[5]	— [6]	.48 [5]	.48 [5]	.88 [5]
9/30/2021	53.83	.46	15.15	15.61	(.20 )	(2.42)	(2.62)	66.82	29.60 [5]	— [6]	.50 [5]	.50 [5]	.73 [5]
9/30/2020	44.53	.38	10.76	11.14	(.58 )	(1.26)	(1.84)	53.83	25.62 [5]	— [6]	.50 [5]	.50 [5]	.82 [5]
Class F-1:
9/30/2024	52.53	.51	15.30	15.81	(.49 )	(2.47)	(2.96)	65.38	31.24	1,585.78		.78	.87
9/30/2023	45.08	.49	8.89	9.38	(.36 )	(1.57)	(1.93)	52.53	21.22	1,333.79		.79	.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17 )	(4.43)	(4.60)	45.08	(27.10)	1,239.77		.77	.58
9/30/2021	53.43	.27	15.06	15.33	(.05 )	(2.42)	(2.47)	66.29	29.24	1,854.78		.78	.43
9/30/2020	44.21	.24	10.69	10.93	(.45 )	(1.26)	(1.71)	53.43	25.27	1,804.79		.79	.52
Class F-2:
9/30/2024	52.78	.67	15.37	16.04	(.65 )	(2.47)	(3.12)	65.70	31.57	19,257.51		.51	1.14
9/30/2023	45.30	.63	8.93	9.56	(.51 )	(1.57)	(2.08)	52.78	21.57	14,788.52		.52	1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36 )	(4.43)	(4.79)	45.30	(26.90)	13,240.51		.51	.85
9/30/2021	53.67	.45	15.10	15.55	(.19 )	(2.42)	(2.61)	66.61	29.60	19,110.51		.51	.72
9/30/2020	44.40	.38	10.73	11.11	(.58 )	(1.26)	(1.84)	53.67	25.61	14,016.53		.53	.80
Class F-3:
9/30/2024	53.04	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.06	31.71	13,350.41		.41	1.24
9/30/2023	45.53	.69	8.96	9.65	(.57 )	(1.57)	(2.14)	53.04	21.69	9,918.42		.42	1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43 )	(4.43)	(4.86)	45.53	(26.83)	8,349.41		.41	.96
9/30/2021	53.90	.53	15.16	15.69	(.24 )	(2.42)	(2.66)	66.93	29.72	11,301.41		.41	.83
9/30/2020	44.58	.43	10.77	11.20	(.62 )	(1.26)	(1.88)	53.90	25.74	7,784.42		.42	.91
Class 529-A:
9/30/2024	52.10	.51	15.17	15.68	(.50 )	(2.47)	(2.97)	64.81	31.24	3,311.77		.77	.88
9/30/2023	44.74	.49	8.82	9.31	(.38 )	(1.57)	(1.95)	52.10	21.25	2,710.79		.79	.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20 )	(4.43)	(4.63)	44.74	(27.08)	2,373.75		.75	.61
9/30/2021	53.09	.29	14.94	15.23	(.06 )	(2.42)	(2.48)	65.84	29.26	3,398.76		.76	.46
9/30/2020	43.94	.25	10.61	10.86	(.45 )	(1.26)	(1.71)	53.09	25.27	2,696.79		.79	.53
Refer to the end of the table for footnotes.

21	New Perspective Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2024	$49.28	$.07	$14.37	$14.44	$(.06 )	$(2.47)	$(2.53)	$61.19	30.27%	$66	1.52%	1.52%	.12%
9/30/2023	42.39	.08	8.38	8.46	—	(1.57)	(1.57)	49.28	20.31	66	1.56	1.56	.17
9/30/2022	62.88	(.10 )	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)	70	1.52	1.52	(.19 )
9/30/2021	51.12	(.18 )	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30	121	1.52	1.52	(.30 )
9/30/2020	42.35	(.11 )	10.24	10.13	(.10 )	(1.26)	(1.36)	51.12	24.35	119	1.54	1.54	(.24 )
Class 529-E:
9/30/2024	51.33	.37	14.95	15.32	(.38 )	(2.47)	(2.85)	63.80	30.93	97	1.00	1.00	.65
9/30/2023	44.09	.36	8.70	9.06	(.25 )	(1.57)	(1.82)	51.33	20.97	81	1.02	1.02	.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04 )	(4.43)	(4.47)	44.09	(27.25)	74.99		.99	.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94	110	1.00	1.00	.23
9/30/2020	43.44	.14	10.49	10.63	(.35 )	(1.26)	(1.61)	52.46	24.99	91	1.01	1.01	.30
Class 529-T:
9/30/2024	52.94	.66	15.41	16.07	(.65 )	(2.47)	(3.12)	65.89	31.53 [5]	— [6]	.54 [5]	.54 [5]	1.11 [5]
9/30/2023	45.43	.64	8.95	9.59	(.51 )	(1.57)	(2.08)	52.94	21.58 [5]	— [6]	.52 [5]	.52 [5]	1.23 [5]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34 )	(4.43)	(4.77)	45.43	(26.91)[5]	— [6]	.53 [5]	.53 [5]	.84 [5]
9/30/2021	53.80	.43	15.14	15.57	(.17 )	(2.42)	(2.59)	66.78	29.53 [5]	— [6]	.55 [5]	.55 [5]	.68 [5]
9/30/2020	44.51	.36	10.75	11.11	(.56 )	(1.26)	(1.82)	53.80	25.55 [5]	— [6]	.56 [5]	.56 [5]	.77 [5]
Class 529-F-1:
9/30/2024	51.91	.61	15.11	15.72	(.60 )	(2.47)	(3.07)	64.56	31.48 [5]	— [6]	.59 [5]	.59 [5]	1.06 [5]
9/30/2023	44.59	.58	8.78	9.36	(.47 )	(1.57)	(2.04)	51.91	21.46 [5]	— [6]	.61 [5]	.61 [5]	1.14 [5]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32 )	(4.43)	(4.75)	44.59	(26.96)[5]	— [6]	.60 [5]	.60 [5]	.77 [5]
9/30/2021	52.99	(.02 )	15.34	15.32	(.24 )	(2.42)	(2.66)	65.65	29.51 [5]	— [6]	.51 [5]	.51 [5]	(.04 )[5]
9/30/2020	43.86	.35	10.60	10.95	(.56 )	(1.26)	(1.82)	52.99	25.55	180.56		.56	.76
Class 529-F-2:
9/30/2024	52.93	.67	15.42	16.09	(.66 )	(2.47)	(3.13)	65.89	31.58	355.51		.51	1.14
9/30/2023	45.44	.65	8.93	9.58	(.52 )	(1.57)	(2.09)	52.93	21.59	261.51		.51	1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35 )	(4.43)	(4.78)	45.44	(26.91)	205.51		.51	.87
9/30/2021[7,8]	52.26	.44	16.68	17.12	(.18 )	(2.42)	(2.60)	66.78	33.39 [9]	260	.54 [10]	.54 [10]	.75 [10]
Class 529-F-3:
9/30/2024	52.88	.70	15.40	16.10	(.67 )	(2.47)	(3.14)	65.84	31.63	— [6]	.46	.46	1.19
9/30/2023	45.40	.66	8.93	9.59	(.54 )	(1.57)	(2.11)	52.88	21.60	— [6]	.48	.48	1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39 )	(4.43)	(4.82)	45.40	(26.85)	— [6]	.46	.46	.90
9/30/2021[7,8]	52.26	.48	16.67	17.15	(.25 )	(2.42)	(2.67)	66.74	33.44 [9]	— [6]	.52 [10]	.47 [10]	.82 [10]
Class R-1:
9/30/2024	48.96	.09	14.22	14.31	(.27 )	(2.47)	(2.74)	60.53	30.30	88	1.49	1.49	.17
9/30/2023	42.12	.12	8.32	8.44	(.03 )	(1.57)	(1.60)	48.96	20.40	54	1.50	1.50	.25
9/30/2022	62.49	(.07 )	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)	50	1.49	1.49	(.13 )
9/30/2021	50.81	(.17 )	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29	77	1.50	1.50	(.28 )
9/30/2020	42.09	(.09 )	10.17	10.08	(.10 )	(1.26)	(1.36)	50.81	24.38	69	1.52	1.52	(.21 )
Refer to the end of the table for footnotes.

New Perspective Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2024	$49.52	$.09	$14.41	$14.50	$(.14 )	$(2.47)	$(2.61)	$61.41	30.29%	$555	1.50%	1.50%	.15%
9/30/2023	42.57	.11	8.41	8.52	—	(1.57)	(1.57)	49.52	20.37	475	1.51	1.51	.24
9/30/2022	63.12	(.08 )	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51	1.51	(.15 )
9/30/2021	51.30	(.17 )	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50	1.50	(.28 )
9/30/2020	42.52	(.09 )	10.27	10.18	(.14 )	(1.26)	(1.40)	51.30	24.38	571	1.52	1.52	(.20 )
Class R-2E:
9/30/2024	51.45	.25	15.00	15.25	(.28 )	(2.47)	(2.75)	63.95	30.68	83	1.21	1.21	.44
9/30/2023	44.18	.27	8.72	8.99	(.15 )	(1.57)	(1.72)	51.45	20.72	64	1.22	1.22	.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21	1.21	.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21	1.21	.02
9/30/2020	43.68	.04	10.55	10.59	(.27 )	(1.26)	(1.53)	52.74	24.73	68	1.23	1.23	.09
Class R-3:
9/30/2024	51.26	.34	14.92	15.26	(.35 )	(2.47)	(2.82)	63.70	30.85	1,441	1.06	1.06	.59
9/30/2023	44.01	.34	8.69	9.03	(.21 )	(1.57)	(1.78)	51.26	20.91	1,236	1.07	1.07	.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06	1.06	.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06	1.06	.16
9/30/2020	43.39	.11	10.48	10.59	(.32 )	(1.26)	(1.58)	52.40	24.91	1,557	1.07	1.07	.25
Class R-4:
9/30/2024	52.00	.52	15.14	15.66	(.51 )	(2.47)	(2.98)	64.68	31.26	2,023.76		.76	.89
9/30/2023	44.65	.49	8.80	9.29	(.37 )	(1.57)	(1.94)	52.00	21.27	1,709.77		.77	.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19 )	(4.43)	(4.62)	44.65	(27.08)	1,587.76		.76	.59
9/30/2021	52.98	.29	14.92	15.21	(.07 )	(2.42)	(2.49)	65.70	29.26	2,544.76		.76	.47
9/30/2020	43.85	.25	10.60	10.85	(.46 )	(1.26)	(1.72)	52.98	25.30	2,166.77		.77	.55
Class R-5E:
9/30/2024	52.49	.64	15.28	15.92	(.62 )	(2.47)	(3.09)	65.32	31.52	335.56		.56	1.10
9/30/2023	45.06	.61	8.87	9.48	(.48 )	(1.57)	(2.05)	52.49	21.49	248.57		.57	1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33 )	(4.43)	(4.76)	45.06	(26.94)	205.56		.56	.78
9/30/2021	53.43	.43	15.03	15.46	(.19 )	(2.42)	(2.61)	66.28	29.54	360.55		.55	.69
9/30/2020	44.22	.36	10.68	11.04	(.57 )	(1.26)	(1.83)	53.43	25.56	220.56		.56	.76
Class R-5:
9/30/2024	52.97	.70	15.43	16.13	(.67 )	(2.47)	(3.14)	65.96	31.65	1,386.46		.46	1.19
9/30/2023	45.47	.64	8.97	9.61	(.54 )	(1.57)	(2.11)	52.97	21.62	1,226.47		.47	1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39 )	(4.43)	(4.82)	45.47	(26.86)	1,380.46		.46	.90
9/30/2021	53.84	.48	15.16	15.64	(.22 )	(2.42)	(2.64)	66.84	29.65	2,063.46		.46	.77
9/30/2020	44.53	.40	10.77	11.17	(.60 )	(1.26)	(1.86)	53.84	25.68	1,742.46		.46	.85
Class R-6:
9/30/2024	53.08	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.10	31.70	38,095.41		.41	1.24
9/30/2023	45.56	.69	8.97	9.66	(.57 )	(1.57)	(2.14)	53.08	21.70	28,648.42		.42	1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43 )	(4.43)	(4.86)	45.56	(26.83)	22,485.41		.41	.96
9/30/2021	53.94	.52	15.17	15.69	(.24 )	(2.42)	(2.66)	66.97	29.71	30,946.41		.41	.81
9/30/2020	44.61	.43	10.78	11.21	(.62 )	(1.26)	(1.88)	53.94	25.74	26,119.42		.42	.91
Refer to the end of the table for footnotes.

23	New Perspective Fund

Financial highlights (continued)

	Year ended September 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	24%	17%	21%	22%	26%[12]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]
Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

New Perspective Fund	24

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of New Perspective Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of New Perspective Fund (the "Fund"), including the investment portfolio, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
November 12, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

25	New Perspective Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2024:
Long-term capital gains	$5,354,351,000
Qualified dividend income	100%
Section 163(j) interest dividends	$264,250,000
Corporate dividends received deduction	$536,368,000
U.S. government income that may be exempt from state taxation	$80,705,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

New Perspective Fund	26

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

27	New Perspective Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	28

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

29	New Perspective Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Perspective Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

By   /s/ Brian Janssen

Brian Janssen, Treasurer and

Principal Financial Officer

Date: November 29, 2024